FAIR VALUE MEASUREMENTS - Quantitative information regarding the significant unobservable inputs for derivative liabilities (Details) - Level 3	Dec. 31, 2021	Dec. 31, 2020
Volatility | Trading securities (convertible promissory notes)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, trading, measurement input	0.750
Expected term | Trading securities (convertible promissory notes)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt securities, trading, measurement input	0.75
Expected term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.3
Expected term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		1.3
Calibrated Risk Premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.1168
Option Adjusted Spread
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0803
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0012
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input		0.0019